Note 2 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Debt Securities, Available-for-Sale [Table Text Block]
		Gross	Gross
	Amortized	Unrealized	Unrealized
2023	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Mortgage-backed securities	$94,255	$-	$9,883	$84,372
State, County, Municipals	118,815	2	25,839	92,978
Other securities	500	-	55	445
Total	$213,570	$2	$35,777	$177,795
		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Mortgage-backed securities	$107,055	$-	$10,083	$96,972
State, County, Municipals	134,906	-	30,993	103,913
Other securities	500	-	63	437
Total	$242,461	$-	$41,139	$201,322

Debt Securities, Held-to-Maturity [Table Text Block]
		Gross	Gross
	Amortized	Unrealized	Unrealized
2023	Cost	Gains	Losses	Fair Value
Securities held-to-maturity
Obligations of U.S. Government agencies	$4,065	$-	$375	$3,690
Mortgage-backed securities	290,803	-	29,011	261,792
State, County, Municipals	92,931	33	3,028	89,936
Total	$387,799	$33	$32,414	$355,418
		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities held-to-maturity
Obligations of U.S. Government agencies	$4,002	$-	$367	$3,635
Mortgage-backed securities	309,748	-	24,654	285,094
State, County, Municipals	92,840	-	6,277	86,563
Total	$406,590	$-	$31,298	$375,292

Gain (Loss) on Securities [Table Text Block]
December 31, 2023
Available-for-sale	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Mortgage backed securities	$3,330	$28	$78,553	$9,855	$81,883	$9,883
State, County, Municipal	1,282	5	91,197	25,834	92,479	25,839
Other securities	-	-	445	55	445	55

Total	$4,612	$33	$170,195	$35,744	$174,807	$35,777
Held-to-maturity	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Obligations of U.S. Government agencies	$-	$-	$3,690	$375	$3,690	$375
Mortgage backed securities	-	-	261,791	29,011	261,791	29,011
State, County, Municipal	-	-	86,390	3,028	86,390	3,028

Total	$-	$-	$351,871	$32,414	$351,871	$32,414
December 31, 2022
Available-for-sale	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Mortgage backed securities	$70,652	$3,838	$26,320	$6,245	$96,972	$10,083
State, County, Municipal	45,200	9,027	58,713	21,966	103,913	30,993
Other securities	-	-	437	63	437	63

Total	$115,852	$12,865	$85,470	$28,274	$201,322	$41,139
Held-to-maturity	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Obligations of U.S. Government agencies	$-	$-	$3,635	$367	$3,635	$367
Mortgage backed securities	17,882	1,333	267,212	23,321	285,094	24,654
State, County, Municipal	15,059	781	71,504	5,496	86,563	6,277

Total	$32,941	$2,114	$342,351	$29,184	$375,292	$31,298

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
December 31, 2023
Due in one year or less	$500	$445	$-	$-
Due after one year through five years	2,880	2,797	-	-
Due after five years through ten years	5,547	5,284	-	-
Due after ten years	110,388	84,897	96,996	93,626
Residential mortgage backed securities	81,820	72,305	232,902	211,313
Commercial mortgage backed securities	12,435	12,067	57,901	50,479

Total	$213,570	$177,795	$387,799	$355,418
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
December 31, 2022
Due in one year or less	$721	$657	$-	$-
Due after one year through five years	3,152	3,042	-	-
Due after five years through ten years	5,275	4,853	-	-
Due after ten years	126,258	95,798	96,842	90,198
Residential mortgage backed securities	94,226	84,481	250,615	230,771
Commercial mortgage backed securities	12,829	12,491	59,133	54,323

Total	$242,461	$201,322	$406,590	$375,292

Realized Gain (Loss) on Investments [Table Text Block]
	2023	2022	2021
Gross realized gains	$-	$-	$4,257
Gross realized losses	(1,986)	-	(2,879)

Net realized (losses) gains	$(1,986)	$-	$1,378